Investments in Equity Investees	12 Months Ended
Dec. 31, 2022
Investments in Equity Investees
Investments in Equity Investees

11. Investments in Equity Investees

Investments in equity investees consisted of the following:

	December 31,
	2022	2021

	(in US$’000)
SHPL	73,461	75,999
Other	316	480
	73,777	76,479

The equity investees are private companies and there are no quoted market prices available for their shares.

Summarized financial information for the significant equity investees SHPL and HBYS (sold in 2021) is as follows:

(i)	Summarized balance sheets

	SHPL
	December 31,
	2022	2021

	(in US$’000)
Current assets	214,267	190,260
Non-current assets	80,062	91,605
Current liabilities	(147,952)	(128,993)
Non-current liabilities	(4,944)	(7,131)
Net assets	141,433	145,741

(ii)	Summarized statements of operations

	SHPL			HBYS(note (a))

	Year Ended December 31,
	2022	2021	2020	2021(note (b))	2020

	(in US$’000)
Revenue	370,600	332,648	276,354	209,528	232,368
Gross profit	281,113	255,089	204,191	111,066	116,804
Interest income	980	1,216	975	205	271
Finance cost	—	—	—	—	(5)
Profit before taxation	116,454	105,325	77,837	36,715	107,715
Income tax expense (note (c))	(16,738)	(15,896)	(10,833)	(4,840)	(16,494)
Net income (note (d))	99,716	89,429	67,004	31,875	91,221
Non-controlling interests	—	—	—	(36)	62
Net income attributable to the shareholders of equity investee	99,716	89,429	67,004	31,839	91,283

Notes:

(a)	In 2020, HBYS entered into an agreement with the government to return the land use right for a plot of land in Guangzhou to the government and recognized land compensation of RMB569.2 million (approximately US$86.1 million). In June 2021, HBYS received a completion confirmation from the government and became entitled to a land compensation bonus of RMB110.3 million (approximately US$17.0 million) and recorded a gain before tax of RMB106.8 million (approximately US$16.4 million) after deducting costs of RMB3.5 million (approximately US$0.6 million).
(b)	The summarized statement of operations for HBYS for the year ended December 31, 2021 includes the period when HBYS was the Group’s equity investee from January 1, 2021 to September 28, 2021, the completion date of the divestment. The Group has accounted for the investment in HBYS under the equity method up to September 28, 2021.
(c)	The main entity within the SHPL group has been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entity was eligible to use a preferential income tax rate of 15% for the years ended December 31, 2022, 2021 and 2020.
(d)	Net income is before elimination of unrealized profits on transactions with the Group. The amounts eliminated were approximately US$110,000, US$36,000 and nil for the years ended December 31, 2022, 2021 and 2020 respectively.

For the years ended December 31, 2022, 2021 and 2020, other equity investee had net income of approximately US$10,000 and US$41,000 and net losses of approximately US$194,000 respectively. In August 2022, the Group entered into an agreement with a third party (the “Buyer”) to sell its entire investment in other equity investee for cash consideration of RMB2.2 million (approximately US$324,000) with closing subject to regulatory approval in the PRC.

(iii)	Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees is as follows:

	SHPL			HBYS
	2022	2021	2020	2021	2020

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	145,741	152,714	146,759	119,424	44,541
Net income attributable to the shareholders of equity investee	99,716	89,429	67,004	31,839	91,283
Purchase of additional interests in a subsidiary of an equity investee (note)	—	—	—	—	(347)
Dividends declared	(87,436)	(99,744)	(72,179)	(106,159)	(20,756)
Other comprehensive (loss)/income	(16,588)	3,342	11,130	1,387	4,703
Closing net assets after non-controlling interests as at December 31	141,433	145,741	152,714	46,491	119,424
Group’s share of net assets	70,717	72,871	76,357	23,246	59,712
Goodwill	2,872	3,128	3,051	—	—
Elimination of unrealized profits on downstream sales	(128)	—	—	—	—
Divestment (Note 22)	—	—	—	(23,246)	—
Carrying amount of investments as at December 31	73,461	75,999	79,408	—	59,712

Note: During the year ended December 31, 2020, HBYS acquired an additional 30% interest in a subsidiary and after the acquisition, it became a wholly owned subsidiary of HBYS.

SHPL had the following capital commitments:

December 31,
2022
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,307